Total
Certeza Convex Core Fund
Summary Section
Investment Objective.
The investment objective of the Certeza Convex Core Fund (the “Fund”) is to seek total return.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $100,000 in the Opportunity Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 12 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Certeza Convex Core Fund	Class A Shares		Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	[1]	none
Maximum Deferred Sales Charge (Load)	none		none
Redemption Fee	none		none
[1]	A maximum contingent deferred sales charge ("CDSC") of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Certeza Convex Core Fund		Class A Shares	Class I Shares
Management Fees		1.39%	1.39%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses	[1]	1.06%	1.06%
Acquired Fund Fees and Expenses	[2]	0.04%	0.04%
Total Annual Fund Operating Expenses		2.74%	2.49%
Fee Waiver/Expense Reimbursement		0.71%	0.71%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[3]	2.03%	1.78%
[1]	These expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[3]	Pursuant to an operating expense limitation agreement between Certeza Fund Advisors LLC (the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Fund do not exceed 1.99%, and 1.74%, of the Fund's average net assets, for Class A and Class I shares, respectively, through March 31, 2022. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through March 31, 2022. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Certeza Convex Core Fund - USD ($)	1 Year	3 Years
Class A Shares	769	1,313
Class I Shares	181	703

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies.

Under normal circumstances, the Fund invests primarily in (i) long and short call and put options on Standard & Poor’s 500 Index (S&P 500) instruments, (ii) long and short positions on Standard & Poor’s 500 Index (S&P 500) instruments, (iii) long and short positions in Chicago Board Options Exchange, Incorporated (“CBOE”) Volatility Index (“VIX”) futures, and (iii) cash, cash equivalents (including short term treasury securities) and short term, investment grade debt securities (or exchange traded funds (ETFs) investing in such securities).

The Fund seeks to achieve its investment objective by investing in long and short call and put options on S&P 500 instruments as well as long and short positions on such instruments to provide exposure to the US large cap equity market. S&P 500 Instruments include index futures and ETFs. A put is an option contract giving the owner the right (but not the obligation) to sell a specified amount of an underlying asset at a set price within a specified time. A call is an option contract giving the owner the right (but not the obligation) to buy a specified amount of an underlying security at a specified price within a specified time.

The Fund’s Adviser manages the Fund’s equity exposure using a quantitative process that relies on mathematics to determine investment decisions and seeks to remove as much emotion and discretion as possible by automating the investment process in a systematic manner. The strategy seeks to create a convex return and risk profile that provides upside exposure to the US large cap equity market while actively working to reduce downside risk. The investment process, however, may not be successful in doing so. The Adviser’s systematic process, based on historic and real-time S&P 500 index and index option price data to mathematically determine target equity exposure expressed through option trades. Factors related to positioning – calls/puts, size, strike price, and time to expiration – will be determined in a systematic manner to seek targeted upside and downside beta capture of the S&P 500 Index. Upside and downside beta capture of the S&P 500 Index is a measure of how the strategy has outperformed the benchmark during periods of market strength and weakness.

The Fund also invests in VIX futures contracts using a quantitative process that relies on mathematics to determine investment decisions and seeks to remove as much emotion and discretion as possible by automating the investment process in a systematic manner. The process provides the portfolio with direct volatility exposure which seeks to exploit the expected relationship between the S&P 500 Index and the VIX Index in order to enhance portfolio returns. VIX futures exposure will vary, but could represent as much as 20% of the portfolio at any one time. The VIX Index is a key measure of market expectations of near-term volatility conveyed by S&P 500 option prices. The VIX Index estimates expected volatility by aggregating the weighted prices of S&P 500 Index puts and calls over a wide range of strike prices.

All futures and options positions held by the Fund are exchange-traded and collateralized with cash, cash equivalents (for example, Treasury Bills, commercial paper and money market fund shares), other listed options, debt rated investment grade by at least one nationally recognized statistical rating organization (“NRSRO”) or ETFs investing in such instruments.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

• Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs.

• Cash or Cash Equivalents Risk. At times, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

• Derivatives Risk. The Fund may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

○ Call Option Risk. When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the value of the underlying security or index below the purchase price of the underlying security or index less the premium received, and gives up the opportunity for gain on the underlying security or index above the exercise option price. The Fund may also be exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

○ Futures Risk. The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk and (ii) risk of mispricing or improper valuation. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Because the futures utilized by the Fund are standardized and exchange traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself.

○ Hedging Risk. Hedging is a strategy in which the Fund uses options or futures to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

○ Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

○ Options Risk. When the Fund purchases an option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund. Additionally, the underlying security or index on which the option is based may have imperfect correlation to the value of the Fund's portfolio investments. A Fund's losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.

○ Put Option Risk. As the buyer of a put option, the Fund risks losing the entire premium invested in the option if the underlying security or index does not fall below the strike price, which means the option will expire worthless Additionally, purchased options may decline in value due to changes in price of the underlying security or index, passage of time and changes in volatility. As a seller (writer) of a put option, the Fund will lose money if the value of the underlying reference instrument falls below the strike price.

• ETF Risk. Like a mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop or be maintained; and (iii) market trading in the ETF may be halted under certain circumstances. Because the Fund may invest its assets in ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

• Futures Commission Merchant Failure Risk: A futures commission merchant (“FCM”) is required to segregate assets pursuant to CFTC regulations. If the assets of the Fund were not so segregated, the Fund would be subject to the risk of the failure of such an FCM. Even given proper segregation, in the event of the insolvency of an FCM, the Fund may be subject to a risk of loss of its funds and would be able to recover only a pro rata share (together with all other commodity customers of such FCM) of assets, such as United States Treasury bills, specifically traceable to the account of the Fund and its investors. In addition, under certain circumstances, such as the inability of another client of an FCM or the FCM itself to satisfy substantial deficiencies in such other client’s account, a client may be subject to a risk of loss of the funds on deposit with the FCM, even if such funds are properly segregated.

• General Market Risk. Domestic economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

• Index Risk. The options and futures in which the Fund invests will be subject to the risks associated with changes in the index to which they are linked.

• Leverage Risk. Using derivatives like futures and options to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

• Limited Operating History Risk. The Fund is new and has a limited history of operation. Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Adviser will achieve the Fund’s investment objective.

• Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, including margin requirements. Liquid securities can become illiquid due to political, economic or issuer specific events; supply/demand imbalances; changes in a specific market’s size or structure, including the number of participants; or overall market disruptions.

• Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value. Given the Fund is going to attempt to tract the Index, the Fund does not follow traditional methods of active investment management.

• Market Disruption Risk: Most United States futures exchanges limit fluctuations in some futures contract prices during a single day by regulations referred to as “daily limits.” During a single trading day, no trades may be executed in such contracts at prices beyond the daily limit. Futures prices have occasionally moved to the daily limit for several consecutive days with little or no trading. Similar occurrences could prevent the Fund from executing trades and subject the Fund to substantial losses. Also, the Commodity Futures Trading Commission (“CFTC”) or exchanges may suspend or limit trading, and exchanges may be subject to periods of illiquidity.

• Regulatory Risk. Changes in the laws or regulations of the United States, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. The Fund is deemed to be a “commodity pool” under the U.S. Commodity Exchange Act, and the Advisor is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund. Compliance with new regulatory requirements could increase the Fund’s expenses.

• U.S. Treasury Securities Risk - A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Volatility Investments Risk. Investments linked to equity volatility indexes can be highly volatile compared to investments in traditional securities and Funds may experience large losses. In particular, trading in VIX futures contracts have been very volatile and can be expected to be very volatile in the future. High volatility may have an adverse impact on the Fund beyond the impact of any performance-based losses of the underlying benchmark.

Performance

Because the Fund is new, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 1-833-735-1055 or on the Fund’s website www.certezafa.com.